Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 675,000
Previously Paid Amount	0.00
Total Fee Amount	58.72
Total Offset Amount	0.00
Net Fee	58.72
Narrative - Max Aggregate Offering Price	$ 675,000
Final Prospectus	true